Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 378,426	$ 379,933
Less: Accumulated depreciation and amortization	(204,849)	(166,243)
Property and equipment, net	173,577	213,690
Computers and equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	51,699	51,741
Leasehold improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	284,748	286,585
Internal-use software
Property Plant And Equipment [Line Items]
Property and equipment, gross	5,904	5,916
Office equipment and furniture
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 36,075	$ 35,691